Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity (Deficit) (Parentheticals) - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Net of income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0